Revenue - Summary of Information About Contract Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contract assets [abstract]
Contract assets, Beginning balance	$ 334	$ 290
Costs paid	74	64
Recognised as a deduction to revenue	(25)	(22)
Impairment charges (note 0)	(53)
Repayments		(1)
Exchange and other adjustments	6	3
Contract assets, Ending balance	336	334
Current	25	23	$ 20
Non-current	$ 311	$ 311	$ 270